Share Capital - Schedule of Share Capital (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Capital [Abstract]
Ordinary shares	233,959,013	227,998,346	227,798,346	227,798,346
Ordinary shares, value	$ 88,872,756	$ 88,504,043	$ 88,436,263	$ 88,436,263
Ordinary shares, Fully paid, shares	233,959,013	227,998,346	227,798,346	227,798,346
Ordinary shares, Fully paid, value	$ 88,872,756	$ 88,504,043	$ 88,436,263	$ 88,436,263